Financial assets and liabilities - Other financial liabilities (Details) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2016 MXN ($)
Other financial liabilities
Total financial liabilities		$ 122,948	$ 14,144
Current	$ 6,246	122,948	14,144
Zero cost collar options
Other financial liabilities
Total financial liabilities		$ 122,948
Interest rate swap contracts
Other financial liabilities
Total financial liabilities			$ 14,144